Simplify US Equity PLUS Managed Futures Strategy ETF
Schedule of Investments
March 31, 2026 (Unaudited)
1
Shares Value
U.S. Exchange-Traded Funds – 74.2%
Alternative Funds – 3.7%
Simplify Managed Futures Strategy ETF(a) ...................................... 151,381 $ 4,574,734
Equity Funds – 70.5%
iShares Core S&P 500 ETF(b) ................................................ 133,024 86,892,607
Total U.S. Exchange-Traded Funds (Cost $96,739,768) ................................ 91,467,341
Principal
U.S. Treasury Bills – 18.8%
U.S. Treasury Bill, 3.71%, 4/7/2026 (c) .......................................... $ 600,000 599,640
U.S. Treasury Bill, 3.63%, 5/5/2026 (c)(d) ....................................... 400,000 398,635
U.S. Treasury Bill, 3.67%, 5/14/2026 (c)(d) ...................................... 5,000,000 4,978,309
U.S. Treasury Bill, 3.67%, 5/26/2026 (c)(d) ...................................... 750,000 745,841
U.S. Treasury Bill, 3.68%, 6/9/2026 (c)(d) ....................................... 6,500,000 6,455,311
U.S. Treasury Bill, 3.68%, 6/23/2026 (c)(d) ...................................... 5,000,000 4,958,788
U.S. Treasury Bill, 3.68%, 7/7/2026 (c)(d) ....................................... 5,100,000 5,050,504
Total U.S. Treasury Bills (Cost $23,186,864) ......................................... 23,187,028
Shares
Money Market Fund – 0.0%†
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.54%(e)
(Cost $55,236) ........................................................... 55,236 55,236
Total Investments – 93.0%
(Cost $119,981,868) ............................................................ $ 114,709,605
Other Assets in Excess of Liabilities – 7.0% ............................................ 8,699,567
Net Assets – 100.0% ............................................................. $ 123,409,172
† Less than 0.05%
(a) Affiliated fund managed by Simplify Asset Management Inc.
(b) A copy of the security's annual report to shareholders may be obtained without charge at www.ishares.com.
(c) Represents a zero coupon bond. Rate shown reflects the effective yield.
(d) Securities with an aggregate market value of $16,190,990 have been pledged as collateral for options as of March 31, 2026.
(e) Rate shown reflects the 7-day yield as of March 31, 2026.
At March 31, 2026, open futures contracts were as follows:
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Long position contracts:
S&P 500 E-Mini Future ........................ 119 $ 39,095,963 6/18/26 $ (683,803)

Simplify US Equity PLUS Managed Futures Strategy ETF
Schedule of Investments
(Continued)
March 31, 2026 (Unaudited)
2
Affiliates
Fiscal period to date transactions with companies which are or were affiliates are as follows:
Affiliate
Value at
beginning of
the period
Purchases
Cost
Sales
Proceeds
Net Realized
Gain/(Loss)
Net Change
in Unrealized
Appreciation/
Depreciation
Value at the
end of the
period
Number of
Shares at
the end of
the period
Dividend
Income
Capital
Gain
Distributions
Simplify Managed
Futures
Strategy ETF $ — $ 11,959,940 $ (7,526,499) $ 77,500 $ 63,793 $ 4,574,734 151,381 $ 22,707 $ —
$ — $ 11,959,940 $ (7,526,499) $ 77,500 $ 63,793 $ 4,574,734 151,381 $ 22,707 $ —
At March 31, 2026, over the counter total return swap contracts outstanding were as follows:
Reference
Obligation/Index
Termination
Date(a)
Financing Rate
Paid (Received) by the
Fund Counterparty Notional Amount
Unrealized
Appreciation/
(Depreciation)(b)
BA0001(c) 2/8/2027 4.68% (SOFR +1.00%)(d) BOFA 9,674,938 $ 668,146
BA0002(c) 3/8/2027 4.43% (SOFR +0.75%)(d) BOFA 89,601,598 3,542,508
CI0001(c) 2/8/2027 4.43% (SOFR +0.75%)(d) CITI 1,934,100 162,135
CI0002(c) 2/8/2027 4.43% (SOFR +0.75%)(d) CITI 1,186,370 102,926
CI0003(c) 2/8/2027 4.43% (SOFR +0.75%)(d) CITI 1,111,200 88,488
CI0006(c) 4/8/2027 4.43% (SOFR +0.75%)(d) CITI 4,521,000 (2,353)
CI0007(c) 4/8/2027 4.43% (SOFR +0.75%)(d) CITI 3,008,000 4,451
CTABA1(c) 1/8/2027 4.68% (SOFR +1.00%)(d) BOFA 2,505,830 289,719
CTACI1(c) 1/12/2027 4.43% (SOFR +0.75%)(d) CITI 615,710 71,345
CTACI2(c) 1/12/2027 4.43% (SOFR +0.75%)(d) CITI 640,648 61,746
CTACI3(c) 1/12/2027 4.43% (SOFR +0.75%)(d) CITI 705,120 72,733
CTACI4(c) 1/12/2027 4.43% (SOFR +0.75%)(d) CITI 563,454 56,235
CTACI5(c) 1/12/2027 4.43% (SOFR +0.75%)(d) CITI 692,750 55,715
CTACI6(c) 1/12/2027 4.43% (SOFR +0.75%)(d) CITI 689,000 59,588
$ 5,233,382
(a) The Fund pays/receives annual coupon payments in accordance with the swap contract. On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security).
(b) There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(c) Based on Simplify Managed Futures Strategy ETF.
(d) Payments made quarterly.
Abbreviations:
BOFA : Bank of America
CITI : Citigroup, NA
SOFR : Secured Overnight Financing Rate